INCOME TAXES (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details 1
Book Income			$ (8,157,500)	$ (26,199)
Related Party Accruals			(17,400)
Contributed Services			15,805	$ 11,602
Other Nondeductible Expenses			8,157,927
State Taxes			(200)
Valuation allowance			$ 1,368	$ 14,597
Total